Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets - Other intangible assets (Tables) [Abstract]
The details by asset category of the 'other intangible assets'

The details, by asset category, of the other intangible assets in the consolidated balance sheets are as follows:

Cost		IT developments		Other assets	Total
Balance at December 31, 2016		5,866,944		405,998	6,272,942
Additions		824,411		12,072	836,483
Write-off		(125,307)		(7,096)	(132,403)
Transfers		4,633		-	4,633
Balance at December 31, 2017		6,570,681		410,974	6,981,655

Additions		804,782		137	804,919
Write-off		(477,434)		(40)	(477,474)
Transfers		11,567		-	11,567
Additions by Acquisitions of Subsidiaries		590		-	590
Corporate Restructuring		87		-	87
Balance at December 31, 2018		6,910,273		411,071	7,321,344

Additions		1,290,686		15,757	1,306,443
Write-off		(2,544,403)		(130,622)	(2,675,025)
Transfers		(26,758)		(2,481)	(29,239)
Balance at December 31, 2019		5,629,798		293,725	5,923,523

Accumulated amortization
Balance at December 31, 2016	-	(3,120,982)		(277,155)	(3,398,137)
Additions		(449,709)		(21,571)	(471,280)
Write-off		854		5,500	6,354
Transfers		17,402		464	17,866
Balance at December 31, 2017		(3,552,435)		(292,762)	(3,845,197)

Additions		(504,009)		(19,246)	(523,255)
Write-off		25,242		-	25,242
Transfers		(1,000,893)		58	(1,000,835)
Additions by Acquisitions of Subsidiaries		(583)		-	(583)
Corporate Restructuring		(15)		-	(15)
Balance at December 31, 2018		(5,032,693)		(311,950)	(5,344,643)

Additions		(501,682)		(19,339)	(521,021)
Write-off		2,326,982		79,945	2,406,927
Transfers		(241,395)		(288)	(241,683)
Balance at December 31, 2019		(3,448,788)		(251,632)	(3,700,420)

Losses from non-recovery (Impairment) - IT		IT developments		Other assets	Total
Balance at December 31, 2016		(977,711)		(15,291)	(993,002)
Impact on net profit (1)		(306,110)		-	(306,110)
Write-off		441		-	441
Balance at December 31, 2017		(1,283,380)		(15,291)	(1,298,671)

Impact on net profit (1)		(300,865)	-	-	(300,865)
Transfers		1,263,535		-	1,263,535
Balance at December 31, 2018		(320,710)		(15,291)	(336,001)

Impact on net profit (1)		(103,924)		-	(103,924)
Write-off		422,315		15,291	437,606
Balance at December 31, 2019		(2,319)		-	(2,319)

Carrying amount
Balance at December 31, 2017		1,734,866		102,921	1,837,787
Balance at December 31, 2018		1,556,870		83,830	1,640,700
Balance at December 31, 2019		2,178,691		42,093	2,220,784

(1) It refers to impairment loss of assets in the acquisition and development of software. The loss in the acquisition and development of software was recorded due to obsolescence function and disruption of these systems.